UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[USAA
EAGLE
LOGO (R)]


                         USAA SCIENCE & TECHNOLOGY Fund


                      1st QUARTER Portfolio Of Investments


                                 OCTOBER 31, 2007

                                                                      (FORM N-Q)

48457-1207                                   (C)2007, USAA. All rights reserved.
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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2007 (UNAUDITED)

                                                                         MARKET
      NUMBER                                                              VALUE
   OF SHARES   SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               EQUITY SECURITIES (98.0%)

               COMMON STOCKS (97.7%)

               CONSUMER STAPLES (0.3%)
               -----------------------
               DRUG RETAIL (0.2%)
      17,800   Longs Drug Stores Corp.                            $          935
                                                                 ---------------
               PERSONAL PRODUCTS (0.1%)
      19,000   American Oriental Bioengineering, Inc.*                       261
                                                                 ---------------
               Total Consumer Staples                                      1,196
                                                                 ---------------

               FINANCIALS (0.0%)
               -----------------
               LIFE & HEALTH INSURANCE (0.0%)
       5,900   OdontoPrev S.A.                                               187
                                                                 ---------------

               HEALTH CARE (20.4%)
               -------------------
               BIOTECHNOLOGY (4.0%)
      32,000   Amylin Pharmaceuticals, Inc.*                               1,441
      75,800   Applera Corp. Celera Genomics Group*                        1,236
      24,700   Cephalon, Inc.*                                             1,821
      49,600   CV Therapeutics, Inc.*                                        508
      92,000   Cytokinetics, Inc.*                                           455
      53,300   Gilead Sciences, Inc.*                                      2,462
     122,100   Human Genome Sciences, Inc.*(a)                             1,155
      43,400   Incyte Corp.*                                                 376
     162,800   Millennium Pharmaceuticals, Inc.*                           1,924
      19,000   NPS Pharmaceuticals, Inc.*                                     87
      22,400   OSI Pharmaceuticals, Inc.*                                    931
      73,800   Progenics Pharmaceuticals, Inc.*(a)                         1,709
      28,400   Vertex Pharmaceuticals, Inc.*                                 919
      75,850   ZymoGenetics, Inc.*(a)                                      1,020
                                                                 ---------------
                                                                          16,044
                                                                 ---------------
               HEALTH CARE DISTRIBUTORS (0.6%)
      12,100   Cardinal Health, Inc.                                         823
      14,900   McKesson Corp.                                                985
      23,700   PharMerica Corp.*(a)                                          378
      12,900   Profarma Distribuidora de Produtos Farmaceuticos SA*          250
                                                                 ---------------
                                                                           2,436
                                                                 ---------------
               HEALTH CARE EQUIPMENT (3.1%)
      28,200   Beckman Coulter, Inc.                                       1,997
      15,000   Becton, Dickinson & Co.                                     1,252
      29,235   DiaSorin S.p.A.*                                              585
      29,200   Hospira, Inc.*                                              1,207
      94,600   Medtronic, Inc.                                             4,488
      44,500   St. Jude Medical, Inc.*                                     1,812
       5,079   Synthes, Inc.                                                 635
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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2007 (UNAUDITED)

                                                                         MARKET
      NUMBER                                                              VALUE
   OF SHARES   SECURITY                                                    (000)
 -------------------------------------------------------------------------------
      27,300   Volcano Corp.*                                     $          467
                                                                 ---------------
                                                                          12,443
                                                                 ---------------
               HEALTH CARE FACILITIES (0.3%)
     118,200   Health Management Associates, Inc. "A"                        781
      12,200   Universal Health Services, Inc. "B"                           595
                                                                 ---------------
                                                                           1,376
                                                                 ---------------
               HEALTH CARE SERVICES (0.4%)
      32,800   Fresenius Medical Care AG & Co. ADR                         1,734
                                                                 ---------------
               HEALTH CARE TECHNOLOGY (0.3%)
      34,800   Eclipsys Corp.*                                               785
      14,200   IMS Health, Inc.                                              358
                                                                 ---------------
                                                                           1,143
                                                                 ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
      56,600   Exelixis, Inc.*                                               623
       1,400   WuXi PharmaTech Cayman, Inc. ADR*                              54
                                                                 ---------------
                                                                             677
                                                                 ---------------
               MANAGED HEALTH CARE (1.7%)
      31,500   Aetna, Inc.                                                 1,769
      31,800   Health Net, Inc.*                                           1,705
      33,520   UnitedHealth Group, Inc.                                    1,648
      21,500   WellPoint, Inc.*                                            1,703
                                                                 ---------------
                                                                           6,825
                                                                 ---------------
               PHARMACEUTICALS (9.8%)
     100,600   Abbott Laboratories                                         5,495
      51,400   Astellas Pharma, Inc.                                       2,272
      41,900   AstraZeneca plc ADR                                         2,057
      21,000   Barr Pharmaceuticals, Inc.*                                 1,204
      46,700   Bristol-Myers Squibb Co.                                    1,400
      84,400   Daiichi Sankyo Co. Ltd.                                     2,401
      52,800   Eisai Co. Ltd.                                              2,215
      87,700   Elan Corp. plc ADR*                                         2,087
      29,800   Eli Lilly and Co.                                           1,614
      33,400   Forest Laboratories, Inc.*                                  1,305
      17,700   H Lundbeck A/S                                                509
      11,838   Ipsen S.A.                                                    675
      21,200   Laboratorios Almirall S.A.*                                   517
      65,800   MGI Pharma, Inc.*                                           2,144
      57,877   Sanofi-Aventis ADR                                          2,547
     175,400   Schering-Plough Corp.                                       5,353
     119,000   Shionogi & Co. Ltd.                                         2,029
      31,900   Teva Pharmaceutical Industries Ltd. ADR                     1,404
      30,146   UCB S.A.                                                    1,770
      17,400   Wyeth                                                         846
                                                                 ---------------
                                                                          39,844
                                                                 ---------------
               Total Health Care                                          82,522
                                                                 ---------------
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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2007 (UNAUDITED)

                                                                         MARKET
      NUMBER                                                              VALUE
   OF SHARES   SECURITY                                                    (000)
 -------------------------------------------------------------------------------
               INDUSTRIALS (3.0%)
               ------------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (3.0%)
      64,400   Manpower, Inc.                                    $         4,814
      83,200   Monster Worldwide, Inc.*                                    3,376
     124,200   Robert Half International, Inc.                             3,737
                                                                 ---------------
                                                                          11,927
                                                                 ---------------
               Total Industrials                                          11,927
                                                                 ---------------

               INFORMATION TECHNOLOGY (74.0%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (14.0%)
     446,400   Cisco Systems, Inc.*                                       14,758
      62,000   CommScope, Inc.*                                            2,924
     123,600   Comverse Technology, Inc.*                                  2,376
     413,600   Corning, Inc.                                              10,038
      32,500   F5 Networks, Inc.*                                          1,171
     305,500   JDS Uniphase Corp.*                                         4,662
      82,200   Nokia Corp. ADR                                             3,265
     349,800   QUALCOMM, Inc.                                             14,947
     359,500   Sonus Networks, Inc.*                                       2,481
                                                                 ---------------
                                                                          56,622
                                                                 ---------------
               COMPUTER HARDWARE (10.8%)
      42,800   Apple, Inc.*                                                8,130
     308,900   Hewlett-Packard Co.                                        15,964
     166,900   International Business Machines Corp.                      19,380
                                                                 ---------------
                                                                          43,474
                                                                 ---------------
               COMPUTER STORAGE & PERIPHERALS (2.9%)
     325,700   Brocade Communications Systems, Inc.*                       3,098
     275,200   Network Appliance, Inc.*                                    8,666
                                                                 ---------------
                                                                          11,764
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (6.8%)
     158,700   Automatic Data Processing, Inc.                             7,865
      80,000   DST Systems, Inc.*                                          6,777
     107,950   Iron Mountain, Inc.*                                        3,749
      18,400   Paychex, Inc.                                                 769
     375,300   Western Union Co.                                           8,271
                                                                 ---------------
                                                                          27,431
                                                                 ---------------
               ELECTRONIC MANUFACTURING SERVICES (3.2%)
   1,692,750   Hon Hai Precision Industry Corp. Ltd.                      13,009
                                                                 ---------------
               HOME ENTERTAINMENT SOFTWARE (4.6%)
      74,700   Activision, Inc.*                                           1,767
     273,700   Electronic Arts, Inc.*                                     16,728
                                                                 ---------------
                                                                          18,495
                                                                 ---------------
               INTERNET SOFTWARE & SERVICES (9.2%)
      38,400   Alibaba.com Ltd.(b)                                            67
      36,900   Equinix, Inc.*(a)                                           4,305
      43,000   Google, Inc. "A"*                                          30,401
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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2007 (UNAUDITED)

                                                                         MARKET
      NUMBER                                                              VALUE
   OF SHARES   SECURITY                                                    (000)
 -------------------------------------------------------------------------------
         500   Mercadolibre, Inc.*                               $            22
     350,525   Telecity Group plc*                                         2,343
                                                                 ---------------
                                                                          37,138
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (1.2%)
     117,500   Accenture Ltd. "A"                                          4,588
                                                                 ---------------
               SEMICONDUCTOR EQUIPMENT (6.9%)
     279,400   Applied Materials, Inc.                                     5,426
     222,115   ASML Holding N.V.*                                          7,773
     206,300   Lam Research Corp.*(a)                                     10,356
      94,100   Varian Semiconductor Equipment Associates, Inc.*            4,331
                                                                 ---------------
                                                                          27,886
                                                                 ---------------
               SEMICONDUCTORS (6.6%)
      56,696   austriamicrosystems AG*                                     3,083
     240,400   Fairchild Semiconductor International, Inc.*                4,387
     393,600   Intel Corp.                                                10,588
     205,600   Maxim Integrated Products, Inc.                             5,572
      39,700   ON Semiconductor Corp.*                                       405
     126,088   Soitec S.A.*(a)                                             2,414
      34,300   Trident Microsystems, Inc.*(a)                                258
                                                                 ---------------
                                                                          26,707
                                                                 ---------------
               SYSTEMS SOFTWARE (6.2%)
     440,500   Microsoft Corp.                                            16,215
     131,700   Oracle Corp.*                                               2,920
     209,000   Red Hat, Inc.*                                              4,512
      54,609   Temenos Group AG*                                           1,528
                                                                 ---------------
                                                                          25,175
                                                                 ---------------
               TECHNOLOGY DISTRIBUTORS (1.6%)
     305,900   Ingram Micro, Inc. "A"*                                     6,497
                                                                 ---------------
               Total Information Technology                              298,786
                                                                 ---------------
               Total Common Stocks (cost: $335,971)                      394,618
                                                                 ---------------

               EXCHANGE-TRADED FUNDS (0.3%)
      22,800   iShares Goldman Sachs Technology Index Fund(a)
               (cost:  $1,413)                                             1,453
                                                                 ---------------
               Total Equity
               Securities
               (cost: $337,384)                                          396,071
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (1.1%)

               MONEY MARKET FUNDS (1.1%)
   4,363,252   SSgA Prime Money Market Fund, 4.95% (c)
               (cost:  $4,363)                                             4,363
                                                                 ---------------

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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2007 (UNAUDITED)

                                                                         MARKET
      NUMBER                                                              VALUE
   OF SHARES   SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.1%)

               MONEY MARKET FUNDS (0.1%)
     454,550   AIM Short-Term Investment Co. Liquid
                 Assets Portfolio, 5.00% (c)                     $           455
                                                                 ---------------

    PRINCIPAL
       AMOUNT
        (000)
 -------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (3.0%)
$ 5,000        Credit Suisse First Boston LLC, 4.82%, acquired
                 on 10/31/2007 and due 11/01/2007 at $5,000
                 (collateralized by $4,985 of Fannie Mae Notes
                 (d), 6.25%, due 8/15/2017; market value $5,103)           5,000
  1,000        Deutsche Bank Securities, Inc., 4.82%, acquired
                 on 10/31/2007 and due 11/01/2007 at $1,000
                 (collateralized by $995 of Federal Home Loan
                 Bank Bonds (d), 5.82%, due 3/30/2009; market
                 value $1,021)                                             1,000
  6,000        Morgan Stanley & Co., Inc., 4.80%, acquired on
                 10/31/2007 and due 11/01/2007 at $6,000
                 (collateralized by $6,255 of Federal Home Loan
                 Bank Discount Notes (d), 4.43% (e), due
                 4/30/2008; market value $6,122)                           6,000
                                                                 ---------------
               Total Repurchase Agreements                                12,000
                                                                 ---------------
               Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned
               (cost: $12,455)                                            12,455
                                                                 ---------------


               TOTAL INVESTMENTS (COST: $354,202)              $         412,889
                                                                 ===============
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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity  securities,   including  exchange-traded  funds  (ETFs),   except  as
otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.
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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2007 (UNAUDITED)

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities
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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2007 (UNAUDITED)

loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2007, was approximately $12,363,000. This amount excludes $43,000 of securities on loan which were sold prior to October 31, 2007.

D. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2007, were $68,317,000 and $9,630,000, respectively, resulting in net unrealized appreciation of $58,687,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $403,958,000 at October 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.1% of net assets at October 31, 2007.


PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

iShares iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.


SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of October 31, 2007.

(b) Security was fair valued at October 31, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(c) Rate represents the money market fund annualized seven-day yield at October 31, 2007.

(d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  * Non-income-producing security for the 12 months preceding October 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.